Short-Term Investment	12 Months Ended
Dec. 31, 2023
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

NOTE 6 – SHORT-TERM INVESTMENT

In February 2021, the Company entered into an investment agreement with Viner Total investment Fund (the “Fund”) to invest in the Fund with the total investment consideration of $8,000,000. The Fund is an exempted company incorporated in the Cayman Islands and managed by Mainstream Fund Services (HK). The Fund is invested in a wide range of instruments with no specific limitations. The redemption of such shares for cash can be made with a one-month advanced written notice (such advanced written notice period can be extended by the administrator).

The value of a private equity fund is measured at fair value with gains and losses recognized in earnings. As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the Fund. NAV is primarily determined based on information provided by external fund administrators. The NAV of the Fund was $3,336,256 as of December 31, 2022. The Company redeemed the Fund with a redemption value of $3,282,770 on August 2, 2023. Investment loss of $86,314, $2,625,349 and $2,038,395 was recorded in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively.